Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net earnings	$ 36,282	$ 55,086
Adjustments for the following items:
Depletion	65,108	50,085
Non-cash cost of sales related to prepaid gold interests	15,972	836
Amortization (Note 16)	369	374
Impairment charges (Note 12)	27,107	3,600
Expected credit losses (Note 10)	9,723
Loss/(gain) on disposition of mineral interests	1,000	(2,099)
(Increase)/decrease in fair value of investments and prepaid gold interests (Note 11)	(1,469)	4,066
Stock-based compensation expense	3,406	3,304
Income tax expense (Note 21)	107	4,789
Finance and other costs, net	4,348	3,766
Operating cash flow before working capital and taxes	161,953	123,807
Income taxes paid	(6,083)	(5,031)
Change in working capital (Note 28)	(1,732)	(400)
Operating cash flow	154,138	118,376
Investing activities
Acquisition of mineral interests (Note 6 and 12)	(190,895)	(52,280)
Proceeds on disposition of mineral interests	1,700	4,500
Proceeds on sale of investments		6,258
Acquisition of loans receivables	(21,043)
Acquisition of investments and prepaid gold interests	(2,741)	(7,394)
Net cash used in investing activities	(212,979)	(48,916)
Financing activities
Proceeds from issuance of debt (Note 15)	130,000
Repayments of debt (Note 15)	(73,000)
Proceeds from exercise of stock options and warrants (Note 22)	16,837
Normal course issuer bid purchase of common shares (Note 22)	(20,713)	(4,127)
Dividends paid (Note 22)	(41,311)	(30,406)
Repayments of principal and interest on lease obligation	(436)	(359)
Payments of interest and other financing costs	(6,254)	(2,014)
Debt issue costs and other		(1,844)
Net cash from/(used in) financing activities	5,123	(38,750)
Effect of exchange rate changes on cash and cash equivalents	(1)	(284)
(Decrease)/increase in cash and cash equivalents during the year	(53,719)	30,426
Cash and cash equivalents at beginning of the year	71,098	40,672
Cash and cash equivalents at end of the year	$ 17,379	$ 71,098